UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2009

Check here if Amendment [  ];  Amendment Number:

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:				3355 West Alabama
					Suite 980
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		October 27, 2009

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		45
Form 13F Information Table Value Total:		$52,051

List of Other Managers:

No.  13F File Number	Name

      None

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                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS      SOLE     SHARED     NONE
Activision Blizzard   COM      00507V109          $162       13070 SH          SOLE      None          13070         0          0
Airgas Inc            COM      009363102        $1,677       34671 SH          SOLE      None          31761         0       2910
Allergan Inc          COM      018490102          $766       13503 SH          SOLE      None          12359         0       1144
Apollo Group Inc      COM      037604105        $2,271       30830 SH          SOLE      None          28610         0       2220
Assurant Inc          COM      04621X108        $1,514       47215 SH          SOLE      None          42695         0       4520
Autodesk Inc          COM      052769106          $983       41300 SH          SOLE      None          38320         0       2980
Bristol-Myers Squib   COM      110122108          $271       12020 SH          SOLE      None          12020         0          0
CSX Corp              COM      126408103        $1,345       32130 SH          SOLE      None          29940         0       2190
Corrections Corp of   COM      22025Y407        $1,200       52960 SH          SOLE      None          48050         0       4910
Cullen/Frost Banker   COM      229899109        $1,369       26510 SH          SOLE      None          24510         0       2000
Express Scripts       COM      302182100        $1,877       24200 SH          SOLE      None           22210        0       1990
FTI Consulting Inc    COM      302941109          $620       14560 SH          SOLE      None           13280        0       1280
Fidelity National I   COM      31620M106        $1,235       48410 SH          SOLE      None           43680        0       4730
Harley Davidson Inc            412822108        $1,330       57810 SH          SOLE      None           53040        0       4770
Hewlett-Packard Co    COM      428236103          $216        4570 SH          SOLE      None            4570        0          0
Hologic Inc           COM      436440101          $927       56738 SH          SOLE      None           52076        0       4662
IDEXX Laboratories    COM      45168D104        $1,074       21470 SH          SOLE      None           19700        0       1770
ITT Industries Inc    COM      450911102        $1,282       24590 SH          SOLE      None           22720        0       1870
Inverness Medical I   COM      46126P106        $1,567       40470 SH          SOLE      None           36720        0       3750
Kansas City Souther   COM      485170302        $2,503       94480 SH          SOLE      None           86390        0       8090
Key Energy Services   COM      492914106        $2,374      272910 SH          SOLE      None          249690        0      23220
Kinder Morgan Energ   COM      494550106          $239        4420 SH          SOLE      None            4420        0          0
Kirby Corporation     COM      497266106        $1,453       39460 SH          SOLE      None           35900        0       3560
Lincare Holdings In   COM      532791100        $1,936       61950 SH          SOLE      None           56930        0       5020
Massey Energy         COM      576206106          $787       28215 SH          SOLE      None           25365        0       2850
Midcap Spyders        COM      595635109          $236        1880 SH          SOLE      None            1880        0          0
NII Holdings Inc      COM      62913F201        $2,461       81880 SH          SOLE      None           74920        0       6960
New York Community    COM      649445103        $1,698      148680 SH          SOLE      None          136200        0      12480
Nvidia Corporation    COM      67066G104          $156       10380 SH          SOLE      None           10380        0          0
Oceaneering Intl In   COM      675232102        $1,244       21925 SH          SOLE      None           20065        0       1860
Peabody Energy Corp            704549104          $902       24230 SH          SOLE      None           22150        0       2080
Resmed Inc            COM      760975102        $1,317       29130 SH          SOLE      None           26460        0       2670
SPX Corporation       COM      784635104        $1,868       30480 SH          SOLE      None           27950        0       2530
Sotheby's             COM      835898107          $175       10150 SH          SOLE      None            8560        0       1590
St Jude Medical Inc   COM      790849103        $1,148       29440 SH          SOLE      None           27140        0       2300
Stericycle Inc        COM      858912108        $1,575       32520 SH          SOLE      None           29810        0       2710
Superior Energy Ser   COM      868157108        $1,526       67770 SH          SOLE      None           61950        0       5820
Tractor Supply Comp   COM      892356106        $1,035       21380 SH          SOLE      None           19630        0       1750
Tyco International    COM      902124106          $247        7150 SH          SOLE      None            7150        0          0
Verisign Inc          COM      92343E102        $1,923       81165 SH          SOLE      None           74565        0       6600
Weatherford Interna   COM      G95089101        $1,551       74835 SH          SOLE      None           69135        0       5700
XTO Energy Inorpora   COM      98385X106          $245        5930 SH          SOLE      None            5930        0          0
Zimmer Holdings Inc   COM      98956P102          $234        4370 SH          SOLE      None            4370        0          0
Zions Bancorporatio   COM      989701107        $1,532       85240 SH          SOLE      None           77690        0       7550
TOTAL PORTFOLIO                                $52,051     1866997 SH                                 1713961        0     153036

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